Concentrations, Commitments and Contingencies - Future Minimum Annual Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013
Future minimum annual lease payments
2014	$ 110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	672
Cortelco Systems Holding Corp [Member]
Future minimum annual lease payments
2014	110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	$ 672